SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Lives of Property, Plant, and Equipment (Details)	12 Months Ended
Dec. 31, 2016
Land Improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Land Improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years
Building and Improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Building and Improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	32 years
Machinery, Equipment and Office Furniture | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2 years
Machinery, Equipment and Office Furniture | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	8 years